CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Preferred and Common stock issued for cash, offering costs	$ 185,678	$ 591,877